10. Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock-based Compensation Tables
Summary of the Company's stock options
	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2014	500,000	$4.54
Options issued	-	-
Outstanding at March 31, 2015	500,000	4.54

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2014	584,650	$0.53
Options forfeited	-	-
Outstanding at March 31, 2015	584,650	$0.53

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2013	-	$-
Options issued	500,000	4.54
Outstanding at December 31, 2014	500,000	4.54

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at December 31, 2013	584,650	$0.53
Options forfeited	-	-
Outstanding at December 31, 2014	584,650	$0.53

Stock options outstanding
	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	March 31,	Life	March 31,	March 31,
Exercise Price	2015	(Years)	2015	2015
$0.51	850	0.58	850	$917
0.53	291,900	5.25	291,900	312,333
0.53	291,900	7.75	291,900	312,333
4.54	500,000	8.75	166,667	-

	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	December 31,	Life	December 31,	December 31,
Exercise Price	2014	(Years)	2014	2014
$0.51	850	0.83	850	$1,258
0.53	291,900	5.50	291,900	426,174
0.53	291,900	8.00	-	-
4.54	500,000	9.00	-	-